Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reconciliation [Abstract]
Schedule of segments commencing from the date of acquisitions
	Year Ended December 31, 2021
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$14,355	$11,976	$26,331

Operating income	$4,818	$2,010	$6,828

	Year Ended December 31, 2020
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$14,628	$8,746	$23,374

Operating income	$4,412	$1,051	$5,463

	Year Ended December 31, 2019
	Billing and Related Services	Messaging*	Total
	U.S. dollars in thousands

Revenues	$16,547	$6,117	$22,664

Operating income	$4,254	$786	$5,040

*	The results of operations reported for the year ended December 31, 2019, include the results of operations of Messaging commencing the second quarter of 2019 (see Note 1a(3)).